DISCONTINUED OPERATIONS	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Youlife International Holdings Inc [Member]
Restructuring Cost and Reserve [Line Items]
DISCONTINUED OPERATIONS

27. DISCONTINUED OPERATIONS

The Group terminated the Contractual Agreement on January 1, 2024, stated in 2. SIGNIFICANT ACCOUNTING POLICIES, Principle of Consolidation.

The carrying amount of the major classes of assets and liabilities of discontinued operations as of December 31, 2023 and 2024 consist of the following:

	As of December 31,
	2023	2024
	RMB	RMB	USD
ASSETS OF DISCONTINUED OPERATION:
Current assets
Cash and bank equivalents	3,525	-	-
Trade receivables, net	15,190	-	-
Prepayments, other receivables and other assets, net	35,686	-	-
Total current assets of discontinued operation	54,401	-	-
Property and equipment, net	17,974	-	-
Other intangible assets, net	9,774	-	-
Goodwill	19,713	-	-
Other non-current assets	279	-	-
Total non-current assets of discontinued operation	47,740	-	-
Total assets of discontinued operation	102,141	-	-

LIABILITIES OF DISCONTINUED OPERATION:
Current liabilities
Contract liabilities	488	-	-
Trade and bills payables	13,505	-	-
Other payables and accruals	58,114	-	-
Tax payable	477	-	-
Total current liabilities of discontinued operation	72,584	-	-
Deferred tax liability	2,390	-	-
Total liabilities of discontinued operation	74,974	-	-

The summarized operating results of discontinued operations for the years ended December 31, 2023 and 2024, consist of the following:

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	USD
Revenue	47,221	52,182	-	-
Cost of revenue	(23,170)	(26,364)	-	-
Gross profit	24,051	25,818	-	-

Selling and distribution expenses	(2,378)	(6,368)	-	-
Administrative expenses	(33,756)	(14,322)	-	-
Other income, net	2,616	10,972	-	-
Financial income, net	624	740	-	-
PROFIT BEFORE TAX FROM DISCONTINUED OPERATIONS	(8,843)	16,840	-	-

Income tax profit	2,623	934	-	-
Net profit for the year from discontinued operations	(6,220)	17,774	-	-
Comprehensive income for the year from discontinued operations	(6,220)	17,774	-	-

27. DISCONTINUED OPERATIONS

The Group terminated the Contractual Agreement on January 1, 2024, stated in 2. SIGNIFICANT ACCOUNTING POLICIES, Principle of Consolidation.

The carrying amount of the major classes of assets and liabilities of discontinued operations as of December 31, 2023 and 2022 consist of the following:

	As of December 31,
	2022	2023
	RMB	RMB	USD
ASSETS OF DISCONTINUED OPERATION:
Current assets
Cash and bank equivalents	120,980	3,525	496
Trade receivables, net	12,229	15,190	2,140
Prepayments, other receivables and other assets, net	8,322	35,686	5,026
Total current assets of discontinued operation	141,531	54,401	7,662
Property and equipment, net	20,205	17,974	2,532
Other intangible assets, net	15,910	9,774	1,376
Goodwill	19,713	19,713	2,777
Other non-current assets	-	279	39
Total non current assets of discontinued operation	55,828	47,740	6,724
Total assets of discontinued operation	197,359	102,141	14,386

LIABILITIES OF DISCONTINUED OPERATION:
Current liabilities
Contract liabilities	1,022	488	69
Trade and bills payables	9,399	13,505	1,902
Other payables and accruals	171,161	58,114	8,185
Interest-bearing bank and other borrowings	3,000	-	-
Tax payable	1,150	477	67
Total current liabilities of discontinued operation	185,732	72,584	10,223
Deferred tax liability-Non-current	3,887	2,390	337
Total liabilities of discontinued operation	189,619	74,974	10,560

The summarized operating results of discontinued operations for the years of 2022 and 2023 ended at December 31, consist of the following:

	For the year ended December 31,
	2022	2023
	RMB	RMB	USD
Revenue	47,221	52,182	7,350
Cost of revenue	(23,170)	(26,364)	(3,714)
Gross profit	24,051	25,818	3,636

Selling and distribution expenses	(2,378)	(6,368)	(897)
Administrative expenses	(33,756)	(14,322)	(2,018)
Other income, net	2,616	10,972	1,546
Financial income, net	624	740	104
(LOSS)/PROFIT BEFORE TAX FROM DISCONTINUED OPERATIONS	(8,843)	16,840	2,371

Income tax profit	2,623	934	132
Net (loss)/profit for the year from discontinued operations	(6,220)	17,774	2,503
Comprehensive income/(loss) for the year from discontinued operations	(6,220)	17,774	2,503